FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Hedges (Details) - Cash flow hedges - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	$ 2,829	$ 333
Reserve of cash flow hedges	2,087	199
Derivative contract, equity method investments
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reserve of cash flow hedges	603	30	$ 0
3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	35	60
Reserve of cash flow hedges	31	20
3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	26	(30)
Reserve of cash flow hedges	44	18
6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	2,506	114
Reserve of cash flow hedges	87	18
Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	131	180
Reserve of cash flow hedges	165	87
More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	131	9
Reserve of cash flow hedges	1,760	56
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	4	(37)
Reserve of cash flow hedges	(1)	(13)
Foreign exchange contracts | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	2	(29)
Reserve of cash flow hedges	(4)	3
Foreign exchange contracts | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	2	(31)
Reserve of cash flow hedges	2	1
Foreign exchange contracts | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	3	(21)
Reserve of cash flow hedges	3	(23)
Foreign exchange contracts | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(1)	2
Reserve of cash flow hedges	(1)	2
Foreign exchange contracts | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(2)	42
Reserve of cash flow hedges	(1)	4
Commodities
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	378	(35)
Reserve of cash flow hedges	302	(2)
Commodities | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	33	0
Reserve of cash flow hedges	22	2
Commodities | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	24	1
Reserve of cash flow hedges	29	2
Commodities | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	56	6
Reserve of cash flow hedges	40	8
Commodities | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	132	(9)
Reserve of cash flow hedges	110	4
Commodities | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	133	(33)
Reserve of cash flow hedges	101	(18)
Emission rights
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	2,447	405
Reserve of cash flow hedges	1,786	214
Emission rights | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	89
Reserve of cash flow hedges	13	15
Emission rights | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	13	15
Emission rights | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	2,447	129
Reserve of cash flow hedges	44	33
Emission rights | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	187
Reserve of cash flow hedges	56	81
Emission rights | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	$ 1,660	$ 70